Goodwill and other intangible assets (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Total amortization of intangible assets	¥ 7,173	¥ 6,393	¥ 4,627
Total indefinite lived intangible assets	¥ 9,106	¥ 7,920
Weighted Average | Proprietary technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	11 years
Weighted Average | Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	18 years
Weighted Average | Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	6 years